14. Related Party (Sept. 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Royalty payments received	$ 0	$ 247	$ 0	$ 247	$ 247
Andy Heyward [Member]
Consulting fees			$ 120,000